INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Opening book amount	$ 25,419	$ 23,560
Additions	8,458	5,769
Business combinations	63,251
Amortization charge	(6,368)	(1,946)
Translation differences	(2,239)	(1,964)
Closing net book amount	88,521	25,419
Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	32,282
Closing net book amount	101,441	32,282
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening book amount	(6,863)
Closing net book amount	(12,920)	(6,863)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	23,922	23,543
Additions	6,465	4,110
Business combinations	42,599
Amortization charge	(1,237)	(1,817)
Translation differences	(2,195)	(1,914)
Closing net book amount	69,554	23,922
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	29,578
Closing net book amount	76,170	29,578
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening book amount	(5,656)
Closing net book amount	(6,616)	(5,656)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	0
Business combinations	10,776
Translation differences	24	0
Closing net book amount	10,800	0
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0
Closing net book amount	10,800	0
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	0
Business combinations	6,314
Amortization charge	(1,146)	0
Translation differences	(31)	0
Closing net book amount	5,137	0
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	1,085
Closing net book amount	7,247	1,085
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening book amount	(1,085)
Closing net book amount	(2,110)	(1,085)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	0
Business combinations	3,562
Amortization charge	(3,534)	0
Translation differences	(28)	0
Closing net book amount	0	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0
Closing net book amount	3,538	0
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0
Closing net book amount	(3,538)	0
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	1,497	17
Additions	1,993	1,659
Business combinations	0
Amortization charge	(451)	(129)
Translation differences	(9)	(50)
Closing net book amount	3,030	1,497
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening book amount	1,619
Closing net book amount	3,686	1,619
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening book amount	(122)
Closing net book amount	$ (656)	$ (122)